Investments	12 Months Ended
Dec. 31, 2025
EBP 055
EBP, Master Trust [Line Items]
Investments	Investments
Fidelity Management Trust Company, Trustee and Recordkeeper of the Plan, holds the Plan's investment assets and executes investment transactions, and all investment assets of the Plan are pooled for investment purposes in the Master Trust.

The following table presents the assets of the Master Trust and the Plan's interest in each of the investments held by the Master Trust at December 31:

2025	Master Trust Balances	Plan's Interest in Master Trust Balances

Common collective trusts	$6,225,974,762	$6,056,304,142
Eaton ordinary shares	1,855,275,786	1,831,024,506
Guaranteed investment contracts	269,065,854	249,896,873
U.S. government securities	246,545,850	236,392,543
Registered investment companies	210,908,374	207,562,217
Interest bearing cash	67,765,332	66,238,028
Corporate debt instruments	32,057,770	30,737,560
Non interest bearing cash	56,623	54,291
Total investments	8,907,650,351	8,678,210,160
Receivables	5,197,987	4,999,275
Liabilities	(2,798,509)	(2,693,786)

Total	$8,910,049,829	$8,680,515,649

2024	Master Trust Balances	Plan's Interest in Master Trust Balances

Common collective trusts	$4,322,968,405	$4,193,966,314
Eaton ordinary shares	2,117,447,337	2,088,782,735
Registered investment companies	1,591,771,779	1,555,616,326
Guaranteed investment contracts	306,244,134	285,648,640
U.S. government securities	100,216,669	97,226,622
Interest bearing cash	79,059,649	77,315,238
Corporate debt instruments	12,981,079	12,593,778
Total investments	8,530,689,052	8,311,149,653
Receivables	6,326,544	6,165,070
Liabilities	(4,007,062)	(3,874,345)

Total	$8,533,008,534	$8,313,440,378

At December 31, 2025 and 2024, respectively, the Eaton Fixed Income Fund was comprised of U.S. government securities (84% and 85%), corporate debt instruments (11% and 11%), interest bearing and non interest bearing cash (4% and 3%), and other investments (1% and 1%).
8
4     Investments, Continued

Investment income and net appreciation or depreciation in the fair value of investments of the Master Trust are allocated to the individual plans based upon the average balance invested by each plan in each of the individual funds of the Master Trust. The following table sets forth the investment income and net appreciation or depreciation in the fair value of investments of the Master Trust allocated to the participating plans for the years ended December 31:

	2025	2024

Interest and dividend income	$63,974,495	$103,452,118
Net appreciation in fair value	912,996,074	1,469,220,361

	$976,970,569	$1,572,672,479